PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 171,256	¥ 192,538	¥ 156,907
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	132,898	150,188	127,850
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	18,137	19,303	11,211
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	18,867	22,314	16,511
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 1,354	¥ 733	¥ 1,335